Deferred tax - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total amount of tax attributes and deductible temporary differences	€ 1,722,200,000	€ 1,882,500,000	€ 1,653,700,000
Tax losses carried forward and deductible temporary differences	1,312,200,000	1,516,600,000	1,343,200,000
Amount of statutory tax losses carried forward in Galapagos NV for offset against future profits	798,700,000
Deferred tax assets	1,126,000	1,363,000
Unrecognized Deferred Tax Assets	326,800,000	460,100,000
Expiry between 2028 and 2034
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of statutory tax losses carried forward in Galapagos NV for offset against future profits	2,200,000
Belgium.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of statutory tax losses carried forward in Galapagos NV for offset against future profits	757,900,000
For one subsidiary company
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,100,000	1,100,000
For several subsidiary companies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			4,000,000.0
Investment Deduction
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Innovation income deduction, dividend received deduction and investment deduction	1,000,000	1,000,000
Innovation Income Deduction And Investment Deduction
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Innovation income deduction, dividend received deduction and investment deduction	410,000,000.0	365,900,000	310,500,000
Due to innovation income deduction | Galapagos NV
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carried forward innovation income to be offset against future income	390,300,000	346,200,000	301,300,000
Dividend received deduction carried forward to be offset against future income Screen reader support enabled. | Galapagos NV
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Innovation income deduction, dividend received deduction and investment deduction	€ 18,700,000	€ 18,700,000	€ 8,200,000